Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) - Earnings (Loss) Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income attributed to common shareholders (in Dollars)	$ 22,311	$ 23,816	$ 11,108	$ 11,588	$ 7,290	$ 13,125	$ 20,847	$ 25,143	$ 68,823	$ 66,405	$ 182,350
Denominator:
Weighted average common shares outstanding - basic									53,838	53,038	52,008
Effect of potentially dilutive securities:
Weighted average common shares outstanding - diluted									56,513	55,367	54,039
Earnings per common share:
Basic (in Dollars per share)	$ 0.41	$ 0.44	$ 0.21	$ 0.22	$ 0.14	$ 0.25	$ 0.39	$ 0.48	$ 1.28	$ 1.25	$ 3.51
Diluted (in Dollars per share)	$ 0.40	$ 0.42	$ 0.20	$ 0.21	$ 0.13	$ 0.24	$ 0.38	$ 0.46	$ 1.22	$ 1.20	$ 3.37
Employee Stock Option [Member]
Effect of potentially dilutive securities:
Potentially dilutive common shares									2,245	2,096	1,979
Restricted Stock [Member]
Effect of potentially dilutive securities:
Potentially dilutive common shares									430	233	52